NASDAQ®

Michael S. Emen
Senior Vice President
Listing Qualifications

CERTNAS

Via Electronic Mail

June 3, 2010

001-34762

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 3, 2010 The Nasdaq Stock Market (the "Exchange") received from First Financial Bancorp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants (expiring December 23, 2018)

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,